SCHEDULE OF RECONCILIATION EFFECTIVE TAX (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income tax expense computed based on PRC statutory rate	$ 59,567	$ 485,121	$ (2,093,097)
Effect of rate differential for Hong Kong and other outside PRC entities	(223,665)	(173,905)	(24,016)
Effect of PRC preferential tax rate	100,210	(117,514)	515,416
Change in valuation allowance	444,323	(223,729)	1,635,324
Surcharge on unpaid income tax		669,650
Income tax payable reserved	(3,163,806)
Permanent difference	5,503	30,030	130,910
Refund of prior years’ tax		(28,193)
Effective tax	$ (2,777,868)	$ 641,460	$ 164,537